Deposits (Amounts and scheduled maturities of all certificates of deposit) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Time Deposits, Fiscal Year Maturity [Abstract]
Within 1 Year	$ 182,062,395	$ 215,738,167
After 1 Year, Within 2 Years	55,389,195	53,231,294
After 2 Years, Within 3 Years	22,172,081	14,494,174
After 3 Years, Within 4 Years	24,584,913	24,155,416
After 4 Years, Within 5 Years	8,595,710	17,287,432
Thereafter	0	0
Time Deposits	$ 292,804,294	$ 324,906,483